head>Unassociated Document
Treasury Index LinkEd Securities (TILES)
Series 2006-1
TILES Trust No. 2006-1
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Administrator:
Steven Orlandino 312.992.5650
steven.orlandino@bankofamerica.com
Revised Date:
540 W. Madison Street, Suite 1800
Chicago, IL 60661
USA
Statements to Certificateholders
Cash Reconciliation Summary
Bond Interest Reconciliation
Bond Interest Reconciliation
Other Related Information
Other Related Information
Rating Information
Realized Loss Detail
US Bank Disclaimer

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
TILES601
TILES601_200902_3.ZIP
Parties to The Transaction
Depositor: MS Structured Asset Corp
Underwriter: Morgan Stanley & Co. Incorporated
Rating Agency: Standard & Poor's Ratings Services
Bank of America Merrill Lynch
www.etrustee.net
Closing Date:
First Payment Date:
Rated Final Payment Date:
Determination Date:
15-Feb-2006
15-Aug-2006
15-Feb-2034
17-Feb-2009
Trust Collection Period
8/16/2008 - 2/17/2009

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
3.950000%
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Treasury Index LinkEd Securities (TILES)
Series 2006-1
TILES Trust No. 2006-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
146
Grantor Trust
Revised Date:
635.000000000
0.000000000
0.000000000
635.000000000
13.303250000
3.0000000000%
0.00
0.00
0.000000000
4.1900000000%
0.000000000
89465GAA3
UNITS
12,700,000.00
0.00
0.00
12,700,000.00
266,065.00
12,700,000.00
Total P&I Payment
0.00
0.00
12,700,000.00
12,700,000.00
266,065.00
Total
12,700,000.00
0.00
0.00
266,065.00
29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Revised Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
266,065.00
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
266,065.00
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fee Paid To Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
0.00
0.00
266,065.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
266,065.00
12,700,000.00
1
0.00
0.00
0
0.00
0.00
0
0.00
0
12,700,000.00
1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by )
0.00
Less Other Interest Not Advanced
0.00
0.00
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
266,065.00
266,065.00
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
0.00
Less Fee Strips Paid by Servicer
Less Modification Shortfall Amount
0.00

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Revised Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
4.1900000000%
12,700,000.00
266,065.00
0.00
266,065.00
0.00
UNITS
0.00
NA
NA
266,065.00
0.00
180
266,065.00
0.00
266,065.00
266,065.00
0.00
0.00
0.00
29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Treasury Index LinkEd Securities (TILES)
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Revised Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
266,065.00
266,065.00
0.00
15-Aug-2008
17-Feb-2009
0.00
0.00
0.00
0.00
0.00
UNITS
0.00
0.00
0.00
0.00
0.00
266,065.00
266,065.00
0.00
0.00
0.00
0.00
29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Other Related Information
Revised Date:
Swap Recipients
Swap Amount Received
Next Swap Rate
Swap Information
Underlying Information
Name
Cusip
Balance
Current Rate
Next Rate
Amount Received
Ratings Moody/S&P/Fitch
Goldman Sachs Capital I 6.345% Capital Securities due February 15, 2034
38143VAA7
$12,700,000.00
6.345%
6.345%
$402,907.50
A2/BBB/A-
266,065.00
3.0000%
TILES Trust No. 2006-1
Morgan Stanley Capital Services Inc.
400,050.00
6.3000%

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Other Related Information
Revised Date:
The underlying security issuer or guarantor, as applicable, is subject to the informational requirements of the Exchange Act. The underlying security issuer or guarantor, as applicable, currently files reports, proxy statements and other information with the SEC.
Those periodic reports, current reports and other reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. In addition, those reports and other information may also be obtained from the underlying security issuer by making a request to the underlying security issuer.

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Current Ratings/As of Date(1)
Revised Date:
UNITS
89465GAA3
NR
NR
A-
A2
12/16/08
BBB
12/31/08

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Current ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to US Bank within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be provided by the rating agency in an electronic format and therefore not being updated on this report, US Bank recommends that investors obtain current rating information directly from the rating agency.

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Revised Date:
Realized Loss
Current Total
Cumulative
29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
29-Aug-11
17-Feb-09
15-Aug-08
17-Aug-09
11-Feb-09
Series 2006-1
TILES Trust No. 2006-1
Disclaimer
Revised Date:
On December 30, 2010, substantially all of the Global Securities Solutions securitization trust administration business of Bank of America, N.A. and its affiliates (collectively, "Bank of America") located in the United States, the United
Kingdom and Ireland was acquired by the corporate trust division of U.S. Bank National Association and its affiliates
(collectively, "U.S. Bank"). As a result of the acquisition, substantially all of the relationships of the Global Securities
Solutions securitization trust administration business are being administered by U.S. Bank, with transitional assistance from Bank of America. The securitization trust administration functions and roles that are being transitioned include, but are not limited to, Bank of America's roles and duties as trustee, securities administrator, paying agent, collateral agent, custodian, security registrar, calculation agent and depositary. Succession by U.S. Bank of securitization trust administration roles from Bank of America shall be subject to satisfaction of any applicable requirements or conditions set forth in the applicable agreements. During the transition period, until further notice is provided, all communications and any other ongoing activities regarding the securitization trust administration business should continue to be made through your current Bank of America contacts. Should you have any questions in relation to either this notice or the servicing of your account, please contact the applicable Transaction Manager.

29-Aug-2011 - 17:17 (4923) (c) 2009 Bank of America Corporation